Cover	Oct. 28, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2020
Entity Registrant Name	TENNANT COMPANY
Entity Incorporation, State or Country Code	MN
Entity File Number	1-16191
Entity Tax Identification Number	41-0572550
Entity Address, Postal Zip Code	55344
City Area Code	763
Local Phone Number	540-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.375 per share
Trading Symbol	TNC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000097134
Amendment Flag	false
Entity Addresses [Line Items]
Entity Address, Postal Zip Code	55344
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	10400 Clean Street
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Addresses [Line Items]
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Address Line One	10400 Clean Street